Cover	Jun. 10, 2024
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 10, 2024
Entity Registrant Name	IMMERSION CORPORATION
Entity File Number	001-38334
Entity Tax Identification Number	94-3180138
Entity Address, Address Line One	2999 N.E. 191st Street, Suite 610
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	408
Local Phone Number	467-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001058811
Amendment Flag	true
Amendment Description	On June 12, 2024, Immersion Corporation, a Delaware corporation (the “Registrant”), filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Form 8-K”) reporting the completion on June 10, 2024 of the previously announced transactions (the “Transactions”) contemplated by the Standby, Securities Purchase and Debt Conversion Agreement (the “Purchase Agreement”) among Toro 18 Holdings, LLC (“Investor”), a Delaware limited liability company and wholly owned subsidiary of the Registrant, Barnes & Noble Education, Inc., a Delaware corporation (“BNED”), Vital Fundco, LLC (“Vital”), TopLids LendCo, LLC (“TopLids” and, together with Vital, the “Lien Purchasers”), Outerbridge Capital Management, LLC (“Outerbridge”), and Selz Family 2011 Trust (“Selz” and, together with Outerbridge, Investor, Vital, and TopLids, each individually a “Purchaser” and together the “Purchasers”). This Current Report on Form 8-K/A is being filed to amend the Form 8-K to provide the financial statements and pro forma financial information described below, in accordance with the requirements of Item 9.01 of Form 8-K. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Registrant and BNED would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the Transactions. Except as described above, all other information in the Form 8-K filed on June 10, 2024 remains unchanged.
Entity Incorporation, State or Country Code	DE
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IMMR
Security Exchange Name	NASDAQ
Series B
Entity Information [Line Items]
Title of 12(b) Security	Series B Junior Participating Preferred Stock Purchase Rights